Intangible Assets	6 Months Ended
Jun. 30, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible assets
5. Intangible assets
Intangible assets comprise patents with a carrying value of £4.7 million as of June 30, 2021 (as of December 31, 2020: £4.6 million) and computer software with a carrying value of £0.1 million as of June 30, 2021 (as of December 31, 2020: £0.2 million).
During the six months ended June 30, 2021, the Company acquired intangible assets with a cost of £0.3 million in relation to patents. There were no disposals of intangible assets in the six months ended June 30, 2021.